OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
OTHER RECEIVABLES
OTHER RECEIVABLES

NOTE 11 – OTHER RECEIVABLES

USDm	2020	2019	2018
Partners and commercial managements	—	1.9	—
Derivative financial instruments	4.5	0.5	3.7
Other (2020: including escrow account USD 14.9m)	20.4	2.3	2.6
Balance as of 31 December	24.9	6.2	7.5

No significant other receivables are past due or credit impaired.

The carrying amount is a reasonable approximation of fair value due to the short-term nature of the receivables. Please refer to note 21 for further information on fair value hierarchies.